Share Capital (Details) $ / shares in Units, $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 20, 2014 USD ($) shares	Jun. 30, 2019 $ / shares shares	Nov. 15, 2018 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares
Class of Stock [Line Items]
Classes of common shares		1
Common Shares, Conversion Basis		As part of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.
Common Shares [Member]
Class of Stock [Line Items]
Shares Issued During Period, Shares, New Issues | shares			3,005,603
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued | shares	1,400,000
Preferred shares dividend rate percentage		8.75%
Preferred shares issuance term description		On August 20, 2014, the Company issued 1,400,000 depositary shares, each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”).
Preferred Shares, Redemption Terms		At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Redemption price per share		$ 2,500.00
Redemption price per depositary share		25.00
Net proceeds from issuance | $	$ 33,497
Preferred shares, par value		$ 0.01				$ 0.01	$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Shares to be Issued upon Conversion | shares		12,955,187
Common Class A [Member] | 2015 Plan [Member] | Director [Member]
Class of Stock [Line Items]
Shares issued | shares			60,425	4,266	4,266
Shares issued as percentage of directors base fee				20.00%	20.00%
Shares issued notional value per share				$ 32	$ 32
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, par value		$ 0.01				$ 0.01	$ 0.01
Series C Preferred Shares [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, par value		$ 0.01
Preferred Shares Number Of Voting Rights		38.75
Convertible Preferred Shares, Terms of Conversion		Each Series C Preferred Share carries 38.75 votes and are convertible in certain circumstances to a total of 12,955,187 Class A common shares.